Accounts Receivable, Net (Details) - Schedule of Accounts Receivable	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 21,319,741		$ 13,215,228
Allowance for credit losses	(7,849,131)		(8,047,527)
Accounts receivable, net	$ 13,470,610	¥ 200,000,000	$ 5,167,701